Nature Of Operations And Summary Of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of AFUDC Debt and Equity Rates

	2015		2014		2013
	Debt	Equity	Debt	Equity	Debt	Equity
					Predecessor
Columbia Gas Transmission	1.8%	6.3%	0.9%	3.0%	2.5%	3.2%
Columbia Gulf	2.9%	6.3%	2.1%	9.4%	2.5%	3.2%

Computation Of Diluted Average Common Shares

Year Ended December 31, (in millions)	2015	2014	2013
			Predecessor
Basic average common shares outstanding	328.5	317.6	317.6
Dilutive potential common shares:
Shares restricted under stock plans	0.6	—	—
Diluted weighted average shares outstanding	329.1	317.6	317.6

Capitalized Exploratory Well Costs, Roll Forward

(in millions)	2015	2014
Beginning Balance	$14.9	$1.9
Additions pending the determination of proved reserves	1.3	20.1
Reclassifications of proved properties	(14.5)	(7.1)
Ending Balance	$1.7	$14.9